Fair Value Disclosure of Financial Instruments - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable	$ 1,671,102,000	$ 1,653,646,000
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	731,100,000	732,400,000
Notes Payable, fair value	782,300,000	777,800,000
Variable Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	940,000,000	921,300,000
Notes Payable, fair value	$ 873,300,000	$ 850,600,000